DIGITAL ASSETS - Holdings (Details) - Galaxy Digital Holdings, LP $ in Thousands	Mar. 31, 2025 USD ($) digital_asset	Dec. 31, 2024 USD ($) digital_asset	Dec. 31, 2023 USD ($) digital_asset
Crypto Asset, Holding [Line Items]
Historical cost	$ 2,827,701	$ 3,041,321	$ 1,044,186
Carrying value	2,653,369	2,928,225	1,088,171
Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	2,315,710	2,443,026	747,829
Carrying value	2,200,855	2,378,022	810,537
Portion at Other than Fair Value Measurement
Crypto Asset, Holding [Line Items]
Historical cost	511,991	598,295	296,357
Carrying value	$ 452,514	$ 550,203	$ 277,634
Bitcoin
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	12,830	13,704	9,725
Bitcoin | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 1,089,965	$ 1,335,194	$ 412,517
Carrying value	$ 1,058,936	$ 1,277,816	$ 411,093
Ether
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	155,026	112,248	70,774
Ether | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 301,742	$ 378,907	$ 164,210
Carrying value	$ 282,468	$ 373,871	$ 161,450
USDC
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	426,423,591	333,713,029	74,359,987
USDC | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 426,867	$ 334,224	$ 74,350
Carrying value	$ 426,338	$ 333,652	$ 74,338
SOL
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	995,072	498,767
SOL | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 124,293	$ 73,567
Carrying value	$ 123,918	$ 94,288
XRP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	16,931,695
XRP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 38,010
Carrying value	$ 35,380
USDG
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	30,558,143
USDG | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 30,566
Carrying value	$ 30,558
SUI
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	12,037,421
SUI | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 30,124
Carrying value	27,283
UNI
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		5,216,565
UNI | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 71,911
Carrying value		$ 68,922
TIA
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		9,626,784	12,000,000
TIA | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 17,995	$ 2,700
Carrying value		34,116	67,536
Other | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	274,143	231,228	94,052
Carrying value	$ 215,974	$ 195,357	$ 96,120